UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  Bay Adelaide Centre, Suite 5100
          333 Bay Street, Toronto, ON M5H 2R2
          Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada     February 10, 2012
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         NONE
Form 13F Information Table Entry Total:                     101
Form 13F Information Table Value Total:  422,033 (in thousands)
                                         ----------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- ---------  --------  ------------------ ---------- -------- ----------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- ---------  --------  --------- --- ---- ---------- -------- ---- ------ ----
ADVANCE AUTO PARTS INC         COM               00751Y106   1,970.0     27,820 SH       SOLE
ALTERA CORPORATION             COM               021441100     998.4     26,460 SH       SOLE
ALTRIA GROUP INC.              COM               02209S103  10,184.6    337,750 SH       SOLE
AMERICAN TOWER CORP-CL A       CL A              029912201  12,573.5    206,020 SH       SOLE
ANADARKO PETROLEUM CORP.       COM               032511107     820.5     10,570 SH       SOLE
ANHEUSER-BUSCH INBEV SPN ADR   SPONSORED ADR     03524A108   1,252.3     20,190 SH       SOLE
APACHE CORP. COMMON            COM               037411105     936.9     10,170 SH       SOLE
APPLE INC.                     COM               037833100  15,540.1     37,729 SH       SOLE
ASHLAND INC.                   COM               044209104   8,078.6    138,970 SH       SOLE
AT&T INC.                      COM               00206R102   1,046.6     34,030 SH       SOLE
AVAGO TECHNOLOGIES LTD         SHS               Y0486S104     828.6     28,230 SH       SOLE
BEAM INC.                      COM               073730103   6,984.7    134,060 SH       SOLE
BHP BILLITON LTD-SPON ADR      SPONSORED ADR     088606108   1,508.5     21,000 SH       SOLE
BRISTOL MYERS SQUIBB COMPANY   COM               110122108   3,386.8     94,500 SH       SOLE
BROOKFIELD INFRASTRUCTURE P LP LP INT UNIT       G16252101  19,598.0    695,680 SH       SOLE
BROOKFIELD RESIDENTIAL PROP.IN COM               11283W104   1,153.4    145,213 SH       SOLE
CABOT OIL & GAS CORP.          COM               127097103   3,395.6     43,990 SH       SOLE
CEMEX SA SPONS ADR NEW         SPON ADR NEW      151290889      65.8     12,000 SH       SOLE
CHECK POINT SOFTWARE TECH      ORD               M22465104   1,257.3     23,530 SH       SOLE
CHEVRON CORP.                  COM               166764100   1,955.8     18,074 SH       SOLE
CHICAGO BRIDGE & IRON          N Y REGISTRY SH   167250109     963.0     25,050 SH       SOLE
CIMAREX ENERGY CO              COM               171798101     330.5      5,250 SH       SOLE
CINEDIGM DIGITAL CINEMA - A    COM               172407108      29.7     21,351 SH       SOLE
CINEMARK HOLDINGS INC          COM               17243V102   6,042.8    321,350 SH       SOLE
COCA-COLA COMPANY              COM               191216100   3,442.0     48,370 SH       SOLE
COMCAST CORPORATION 'A'        CL A              20030N101   2,797.9    116,030 SH       SOLE
CVS/CAREMARK CORPORATION       COM               126650100   4,530.6    109,240 SH       SOLE
DIRECTV CL A                   COM CL A          25490A101   1,122.0     25,800 SH       SOLE
DISCOVER FINANCIAL SERVICES    COM               254709108   1,115.2     45,690 SH       SOLE
DUPONT (E.I.) DE NEMOURS       COM               263534109   1,312.0     28,180 SH       SOLE
ECOLAB INC.                    COM               278865100   6,345.5    107,930 SH       SOLE
ELI LILLY & CO.                COM               532457108   2,713.4     64,196 SH       SOLE
EQT CORP.                      COM               26884L109   2,695.3     48,370 SH       SOLE
EXPEDIA INC.                   COM               30212P105   1,555.7     52,710 SH       SOLE
EXXON MOBIL CORPORATION        COM               30231G102   4,737.7     54,961 SH       SOLE
EZCORP INC. 'A'                CL A NON VTG      302301106   1,434.2     53,480 SH       SOLE
FAIRFAX FINANCIAL HOLDINGS LTD SUB VTG           303901102   2,850.5      6,500 SH       SOLE
FAMILY DOLLAR STORES           COM               307000109   1,651.9     28,170 SH       SOLE
FLOWSERVE CORP.                COM               34354P105  16,831.1    166,630 SH       SOLE
FORD MOTOR COMPANY             COM PAR $0.01     345370860   1,226.6    112,090 SH       SOLE
FORTUNE BRANDS HOME & SECURITY COM               34964C106     869.1     50,180 SH       SOLE
FRANCO - NEVADA CORP           COM               351858105     753.8     19,470 SH       SOLE
FXCM INC. 'A'                  COM CL A          302693106     460.7     46,460 SH       SOLE
GENERAL GROWTH PROPERTIES      COM               370023103     763.1     49,954 SH       SOLE
GENERAL MOTORS 4.75% PFD B     JR PFD CNV SRB    37045V209   3,408.4     97,850 SH       SOLE
GLAXOSMITHKLINE PLC SPONS ADR  SPONSORED ADR     37733W105     394.5      8,500 SH       SOLE
GOOGLE INC. 'A'                CL A              38259P508   5,767.4      8,780 SH       SOLE
GRAINGER W W INC.              COM               384802104   1,157.5      6,080 SH       SOLE
HERSHEY COMPANY                COM               427866108   7,227.4    115,030 SH       SOLE
HOME DEPOT INC.                COM               437076102  14,231.0    332,850 SH       SOLE
HSN INC                        COM               404303109   3,399.7     92,190 SH       SOLE
INTERXION HOLDING NV           SHS               N47279109     492.2     35,980 SH       SOLE
INT'L. BUSINESS MACHINES       COM               459200101   4,914.2     26,278 SH       SOLE
INTUIT INC.                    COM               461202103   5,476.3    102,390 SH       SOLE
ISHARES COMEX GOLD TRUST       ISHARES           464285105   2,749.9    177,540 SH       SOLE
JP MORGAN CHASE & CO.          COM               46625H100   1,857.4     54,928 SH       SOLE
KRAFT FOODS INC - CLASS A      CL A              50075N104  15,643.8    411,730 SH       SOLE
LAMAR ADVERTISING COMPANY 'A'  CL A              512815101     784.2     28,040 SH       SOLE
LKQ CORP                       COM               501889208   4,266.0    139,450 SH       SOLE
LORILLARD INC.                 COM               544147101   1,238.2     10,680 SH       SOLE
MAGNUM HUNTER RESOURCES CORP   COM               55973B102     408.2     74,460 SH       SOLE
MATTEL INC.                    COM               577081102   1,206.9     42,750 SH       SOLE
MCCORMICK & CO-NON VTG SHRS    COM NON VTG       579780206   1,263.0     24,630 SH       SOLE
MCDONALDS CORP.                COM               580135101  26,037.7    255,181 SH       SOLE
MEAD JOHNSON NUTRITION CO.     COM               582839106   3,499.1     50,060 SH       SOLE
MELCO CROWN ENTERTAINMENT      ADR               585464100   1,966.4    200,990 SH       SOLE
MI DEVELOPMENTS INC.           COM               55304X104  16,191.0    497,820 SH       SOLE
MORGAN STANLEY CHINA A SHARE   COM               617468103     570.7     29,000 SH       SOLE
NATIONAL OILWELL VARCO INC.    COM               637071101   1,139.5     16,480 SH       SOLE
NEWELL RUBBERMAID INC          COM               651229106   2,242.6    136,540 SH       SOLE
NEWS CORP - B                  CL B              65248E203   1,013.0     54,790 SH       SOLE
NOKIA CORP. - SPON ADR         SPONSORED ADR     654902204      58.8     12,000 SH       SOLE
NVR INC.                       COM               62944T105   1,262.8      1,810 SH       SOLE
PEPSICO INC.                   COM               713448108   1,424.3     21,108 SH       SOLE
PFIZER INC.                    COM               717081103   3,804.9    172,886 SH       SOLE
PHILIP MORRIS INT'L INC.       COM               718172109   1,388.8     17,400 SH       SOLE
POLARIS INDUSTRIES, INC.       COM               731068102   4,114.5     72,270 SH       SOLE
PRICESMART INC                 COM               741511109   1,948.4     27,530 SH       SOLE
PROSHARES SHORT S&P500         PSHS SHRT S&P500  74347R503     221.9      5,400 SH       SOLE
QUALCOMM INC.                  COM               747525103   3,238.2     58,210 SH       SOLE
RAM ENERGY RESOURCES INC       COM               75130P109     679.8    213,570 SH       SOLE
RANGE RESOURCES CORP           COM               75281A109   2,197.8     34,890 SH       SOLE
REGAL ENTERTAINMENT GROUP 'A'  CL A              758766109   4,130.1    340,120 SH       SOLE
REINSURANCE GROUP OF AMERICA A COM NEW           759351604     896.9     16,879 SH       SOLE
RIO TINTO PLC - SPON ADR       SPONSORED ADR     767204100   1,194.0     24,000 SH       SOLE
RYANAIR HLDGS PLC-SP ADR       SPONSORED ADR     783513104   4,201.6    148,290 SH       SOLE
SCORPIO TANKERS INC.           COM               Y7542C106     528.9    106,354 SH       SOLE
SLM CORP.                      COM               78442P106   2,116.0    155,270 SH       SOLE
SPDR DJIA TRUST                UT SER 1          78467X109  51,359.5    414,450 SH       SOLE
SPDR GOLD TRUST                GOLD SHS          78463V107   1,011.2      6,542 SH       SOLE
STARBUCKS CORP.                COM               855244109   9,306.5    198,890 SH       SOLE
TORO CO                        COM               891092108   2,827.3     45,830 SH       SOLE
TRIPADVISOR INC.               COM               896945201   1,351.4     52,710 SH       SOLE
ULTRA PETROLEUM CORP.          COM               903914109     339.3     11,260 SH       SOLE
UNITED TECHNOLOGIES CORP       COM               913017109   2,648.8     35,634 SH       SOLE
VODAFONE GROUP PLC SP ADR      SPONS ADR NEW     92857W209   4,431.1    155,440 SH       SOLE
VORNADO REALTY TRUST           SH BEN INT        929042109   2,347.4     30,030 SH       SOLE
WALT DISNEY CO.                COM DISNEY        254687106   8,183.6    214,580 SH       SOLE
WALTER ENERGY INC.             COM               93317Q105   1,526.8     24,790 SH       SOLE
WATERS CORP.                   COM               941848103     704.1      9,350 SH       SOLE
WILLIAMS COS INC               COM               969457100  13,932.6    414,890 SH       SOLE
                               $ Value (in thousands)        422,033    # Securities      101